Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		$ 0	$ 0
Financial Liabilities Fair Value Disclosure, Total		5,007	3,094
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		13,888	17,321
Financial Liabilities Fair Value Disclosure, Total		0	0
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	0
Financial Liabilities Fair Value Disclosure, Total		27,341	43,488
Warrant [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	5,007	3,094
Warrant [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	0	0
Warrant [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	0	0
Liability for Share-Based Compensation | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	0	0
Liability for Share-Based Compensation | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	0	0
Liability for Share-Based Compensation | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	6,190	16,342
Derivative Financial Instruments, Assets [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	0
Derivative Financial Instruments, Assets [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		13,888	17,321
Derivative Financial Instruments, Assets [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	0
Contingent Consideration Payable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Contingent Consideration Payable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0	0
Contingent Consideration Payable | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 21,151	$ 27,146

[1]	The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of March 31, 2023 and December 31, 2022, 53,900,725 warrants were outstanding, all of which were considered public warrants.
[2]	For the year ended December 31, 2022, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction and certain performance awards to be issued in a variable number of shares.. As of March 31, 2023, the remaining liability only relates to share-based compensation awards modified in connection with the Transaction as the performance awards were settled (Note 10).